Related Party Transactions - Schedule of Amount Due to Related Party (Details) - Breeze [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amount Due to Related Party [Line Items]
Amount	$ 1,239			$ 66,441
Relationship	The Company is 100% owned and controlled operating subsidiary of Breeze	The Company is 100% owned and controlled operating subsidiary of Breeze		The Company is 100% owned and controlled operating subsidiary of Breeze
Note	Payment on behalf of Pubco by Breeze			General and administrative expenses paid on behalf of Pubco. The amount has no fixed repayment terms and has no interest bearing.
Related Party [Member]
Schedule of Amount Due to Related Party [Line Items]
Amount			$ 67,680
Relationship			The Company is 100% owned and controlled operating subsidiary of Breeze
Note			General and administrative expenses paid on behalf of Pubco. The amount has no fixed repayment terms and has no interest bearing.